Initial Public Offering - Additional Information (Detail) - $ / shares	Nov. 19, 2020	Sep. 30, 2021	Dec. 31, 2020
IPO
Sale of stock issue price per share	$ 10.00
Stock issued during period shares new issues	27,600,000
Over-Allotment Option
Sale of stock issue price per share		$ 10.00	$ 10.00
Stock issued during period shares new issues	3,600,000